Restatement of Previously Issued Financial Statements - Schedule of Condensed Financial Statements - Balance Sheet (Parenthetical) (Detail) - Micromidas, Inc. - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Redeemable Convertible Preferred Stock Series A
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Temporary Equity, shares authorized	15,500,000	15,500,000		15,500,000
Temporary Equity, shares issued	13,204,284	13,204,284		13,204,284
Temporary Equity, shares outstanding	13,204,284	13,204,284	13,204,284	13,204,284	13,204,284
Redeemable convertible preferred stock, redemption value	$ 35,959,227	$ 35,959,227		$ 35,959,227
Redeemable Convertible Preferred Stock Series B
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Temporary Equity, shares authorized	7,000,000	7,000,000		7,000,000
Temporary Equity, shares issued	6,275,704	6,275,704		6,275,704
Temporary Equity, shares outstanding	6,275,704	6,275,704	6,275,704	6,275,704	6,275,704
Redeemable convertible preferred stock, redemption value	$ 46,979,920	$ 46,979,920		$ 46,979,920
Redeemable Convertible Preferred Stock Series C
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Temporary Equity, shares authorized	6,800,000	6,800,000		6,800,000
Temporary Equity, shares issued	1,590,675	1,590,675		1,590,675
Temporary Equity, shares outstanding	1,590,675	1,590,675	1,590,675	1,590,675	1,590,675
Redeemable convertible preferred stock, redemption value	$ 23,499,996	$ 23,499,996		$ 23,499,996